Consolidated Statemenets of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues	$ 187,557	$ 172,036	$ 159,698
Commissions	(3,261)	(3,128)	(2,678)
Net revenues	184,296	168,908	157,020
EXPENSES:
Voyage expenses	(7,286)	(1,987)	(610)
Vessel operating expenses	(34,540)	(26,066)	(23,128)
Depreciation	(32,250)	(23,637)	(19,673)
General and administrative expenses
-Management fee to related party	(7,726)	(6,026)	(4,880)
-Third party expenses	(2,220)	(2,463)	(2,138)
Early redelivery income, net	11,677	207	132
Gain on sale of assets	0	0	15,199
Operating income	111,951	108,936	121,922
OTHER (EXPENSE)/INCOME:
Interest expense	(9,072)	(5,250)	(6,423)
Other finance costs	(1,268)	(1,055)	(330)
Interest income	1,122	1,046	2,627
Loss on derivatives	(5,384)	(12,491)	(8,164)
Foreign currency gain/(loss)	(3)	(799)	281
Amortization and write-off of deferred finance charges	(1,226)	(653)	(266)
Net income	$ 96,120	$ 89,734	$ 109,647
Earnings per share in U.S.Dollars, basic and diluted	$ 1.27	$ 1.29	$ 1.73
Weighted Average Number of Shares, Basic and Diluted	75,468,465	69,463,093	63,300,466